Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Schedule of provision for employee commitments

	Year ended December 31
in € thousand	2025	2024
Employer contribution costs on share-based compensation plans	1,497	81
Phantom shares	7	1
Retirement termination benefits	171	515
Leaving indemnities and restructurings	4,671	964
BALANCE AS AT CLOSING DATE	6,346	1,561
Less non-current portion	697	546
CURRENT PORTION	5,649	1,015

Schedule of assumptions used in preparing sensitivity analysis for actuarial assumptions
Assumptions used

	Year ended December 31
	2025	2024
Discount rate	3.90%	3.40%
Salary increase rate	2.00%	2.50%
Turnover rate	0%-21.35%	0%-21.35%
Social security rate	46.00%	43.00%-47.00%
Average remaining lifespan of employees (in years)	17	20

Schedule of changes in defined benefit obligation
Present value of obligation development:

	Year ended December 31
in € thousand	2025	2024
BALANCE AS AT JANUARY 1	515	459
Current service cost	128	105
Past service cost due to curtailment	(404)	—
Actuarial losses/(gains)	(68)	(49)
BALANCE AS AT CLOSING DATE	171	515

Schedule of other provisions

	Year ended December 31
in € thousand	2025	2024
Non-current	694	—
Current	6,010	5,671
PROVISIONS	6,705	5,671